Prospectus Supplement — September 13, 2012 to the Prospectus(es), as supplemented, of each of the following funds:

Fund	Prospectus(es) Dated
Columbia Connecticut Tax-Exempt Fund	3/1/2012

Columbia Diversified Bond Fund	10/28/2011

Columbia Emerging Markets Opportunity Fund	3/1/2012

Columbia Frontier Fund	3/1/2012

Columbia Government Money Market Fund	4/1/2012

Columbia High Yield Opportunity Fund	10/1/2011

Columbia Large Cap Value Fund	7/1/2012

Columbia LifeGoal® Income Portfolio	6/1/2012

Columbia Massachusetts Tax-Exempt Fund	3/1/2012

Columbia Mid Cap Growth Opportunity Fund	4/1/2012

Columbia Multi-Advisor International Value Fund	3/1/2012

Columbia Portfolio Builder Moderate Aggressive Fund	6/1/2012

Columbia Portfolio Builder Moderate Conservative Fund	6/1/2012

Columbia Select Small Cap Fund	8/1/2012

Columbia Small Cap Growth Fund II	7/1/2012

Columbia Variable Portfolio - High Income Fund	5/1/2012

Columbia Variable Portfolio - Mid Cap Growth Fund	5/1/2012

Columbia Variable Portfolio - Money Market Fund	5/1/2012

(each, an Acquired Fund)

In August/September 2012, the Board of Trustees of each Acquired Fund approved a proposal to merge the Acquired Fund with and into the corresponding acquiring fund listed in the table below (each, an Acquiring Fund). Each merger, except for the merger of Columbia Variable Portfolio — Mid Cap Growth Fund with and into Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund, is expected to be a tax-free reorganization for U.S. federal income tax purposes. The merger of Columbia Variable Portfolio — Mid Cap Growth Fund with and into Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund is expected to be treated for U.S. federal income tax purposes as a contribution of assets by the Acquired Fund in exchange for partnership units of the Acquiring Fund, followed by a liquidation of the Acquired Fund. More information about each Acquiring Fund and the definitive terms of each of the proposed mergers will be included in proxy materials.

Each of the mergers identified in the table below is subject to certain conditions, including approval by shareholders of the Acquired Fund. It is currently anticipated that proxy materials regarding the mergers will be distributed to shareholders of the Acquired Funds, and to owners of the variable annuity contracts or variable life insurance policies, as applicable, that are shareholders of the Acquired Funds, later this year or in early 2013, and that meetings of shareholders to consider the mergers will be held in the first half of 2013.

Acquired Fund	Acquiring Fund
Columbia Connecticut Tax-Exempt Fund	Columbia Tax-Exempt Fund

Columbia Diversified Bond Fund	Columbia Intermediate Bond Fund

Columbia Emerging Markets Opportunity Fund	Columbia Emerging Markets Fund

Columbia Frontier Fund	Columbia Small Cap Growth Fund I

Columbia Government Money Market Fund	Columbia Money Market Fund

Columbia High Yield Opportunity Fund	Columbia High Yield Bond Fund

Columbia Large Cap Value Fund	Columbia Equity Value Fund

Columbia LifeGoal® Income Portfolio	Columbia Portfolio Builder Conservative Fund

Columbia Massachusetts Tax-Exempt Fund	Columbia Tax-Exempt Fund

Columbia Mid Cap Growth Opportunity Fund	Columbia Mid Cap Growth Fund

Columbia Multi-Advisor International Value Fund	Columbia Overseas Value Fund

Columbia Portfolio Builder Moderate Aggressive Fund	Columbia LifeGoal® Balanced Growth Portfolio

Columbia Portfolio Builder Moderate Conservative Fund	Columbia LifeGoal® Income and Growth Portfolio

Columbia Select Small Cap Fund	Columbia Small Cap Growth Fund I

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Acquired Fund	Acquiring Fund
Columbia Small Cap Growth Fund II	Columbia Small Cap Growth Fund I

Columbia Variable Portfolio - High Income Fund	Columbia Variable Portfolio - Income Opportunities Fund

Columbia Variable Portfolio - Mid Cap Growth Fund	Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund

Columbia Variable Portfolio - Money Market Fund	Columbia Variable Portfolio - Cash Management Fund

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any Acquiring Fund, nor is it a solicitation of any proxy. For information regarding an Acquiring Fund, or to receive a free copy of a prospectus/proxy statement relating to a proposed merger once a registration statement relating to the proposed merger has been filed with the Securities and Exchange Commission (SEC) and becomes effective, please call the proxy solicitor or visit its website. The telephone number and website for the proxy solicitor may be obtained, when available, by visiting www.columbiamanagement.com. The prospectus/proxy statement (when available) will contain important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement will also be available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering a merger proposal.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

S-6400-37 A (9/12)